AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at June 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$31,005	$127,344
Unrealized gains in accumulated other comprehensive loss	1,896	16,408

Estimated fair value	32,901	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	47,867	1,717
Unrealized losses in accumulated other comprehensive loss	(4,243)	(58)

Estimated fair value	43,624	1,659

Total estimated fair value of available-for-sale securities	$76,525	$145,411